8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	¥ 1,419,535	¥ 1,420,586
Furniture and fixtures	67,422	67,090
Equipment	114,067	114,023
Company automobiles	5,115	9,617
Total	1,606,139	1,611,316
Less: accumulated depreciation and amortization	(255,281)	(209,536)
Property, equipment and leasehold improvements, net	¥ 1,350,858	¥ 1,401,780